Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 67,395,903	$ 302,277,581	$ 257,268,371
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Description of CODM	The CODM uses segment gross profit (loss) and segment gross profit (loss) after impairment of property and equipment to allocate resources and assess performance of the Company’s two reportable segments.
Number of Reportable Segments	2
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	15.92%
Customer Concentration Risk [Member] | No Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		0.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			17.40%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			13.30%
Mining revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 42,940,318	$ 45,030,201	$ 13,000,074
Mining revenue [Member] | Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	32,023,003	42,508,027	12,490,134
Mining pool revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	5,861,287	58,837,944	24,003,122
Mining pool revenue [Member] | Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	5,831,521	56,252,477	24,003,122
Mining Machines [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized from contract liability	$ 530,706	$ 1,967,666
Supplier One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	49.54%	61.50%	22.32%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.04%